Leases - Summary of Right-of-use assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		$ 104.1	[1]	$ 99.2
Additions		8.0		19.7
Depreciation		(18.1)		(17.7)
Currency translation and other changes		(10.6)		2.9
Right-of-use assets	[1]	83.4		104.1
Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		100.5		95.0
Additions		5.5		17.2
Depreciation		(15.5)		(15.4)
Currency translation and other changes		(10.3)		3.6
Right-of-use assets		80.1		100.5
Other [Mmeber]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		3.6		4.2
Additions		2.5		2.5
Depreciation		(2.5)		(2.3)
Currency translation and other changes		(0.3)		(0.7)
Right-of-use assets		$ 3.3		$ 3.6

[1]	The notes are an integral part of these consolidated financial statements.